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QUARTERLY REPORT

T-REX 2X LONG TESLA DAILY TARGET ETF

Schedule of InvestmentsSeptember 30, 2025 (unaudited)

Other Assets, Net of Liabilities	$466,776,064
TOTAL NET ASSETS - 100.00%(A)	$ 466,776,064

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Marex Prime Services	Tesla, Inc.	Receive	OBFR01(B) +400bps	Monthly	12/7/25	$50,440,142	$1,366,180
Natixis	Tesla, Inc.	Receive	OBFR01(B) +500bps	Monthly	4/13/26	248,884,435	106,368,360
TD Cowen	Tesla, Inc.	Receive	OBFR01(B) +300bps	Monthly	4/30/26	95,313,725	56,132,782
CF Secured, LLC	Tesla, Inc.	Receive	OBFR01(B) +325bps	Monthly	8/10/26	182,670,964	45,263,032
Wells Fargo	Tesla, Inc.	Receive	OBFR01(B) +275bps	Monthly	8/11/26	210,577,144	35,124,905
Clear Street Derivatives, LLC.	Tesla, Inc.	Receive	OBFR01(B) +300bps	Quarterly	8/26/26	6,498,693	1,389,989
Clear Street Derivatives, LLC.	Tesla, Inc.	Receive	OBFR01(B) +400bps	Quarterly	12/15/26	138,975,889	28,202,881
TOTAL RETURN SWAP CONTRACT						$933,360,992	$273,848,129

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

QUARTERLY REPORT

T-REX 2X LONG TESLA DAILY TARGET ETF

Schedule of Investments- continuedSeptember 30, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Net Unrealized Appreciation of Total Return Swap Contracts	$—	$273,848,129	$—	$273,848,129
	$—	$273,848,129	$—	$273,848,129